INVESTMENTS SECURITIES AVAILABLE-FOR-SALE (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	$ 49,922	$ 51,765	$ 60,671
Gross Unrealized Gains	239	410	1,092
Gross Unrealized Losses	499	772	334
Fair Value	49,662	51,403	61,429
State and municipal
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	11,453	20,118	20,726
Gross Unrealized Gains	144	272	745
Gross Unrealized Losses	62	135	17
Fair Value	11,535	20,255	21,454
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	6,116	6,512	7,524
Gross Unrealized Gains	0	0	30
Gross Unrealized Losses	68	141	37
Fair Value	6,048	6,371	7,517
Government mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost Basis	32,353	25,135	32,421
Gross Unrealized Gains	95	138	317
Gross Unrealized Losses	369	496	280
Fair Value	$ 32,079	$ 24,777	$ 32,458